Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Colchester Street Trust
Prospectus Date	rr_ProspectusDate	May 30, 2014
I | Tax-Exempt Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst2_SupplementTextBlock	Supplement to the
Fidelity® Institutional Money Market Funds
Class I
May 30, 2014
Prospectus

Effective May 31, 2015, the principal investment strategies for Government Portfolio, Treasury Only Portfolio, and Treasury Portfolio as set forth in the "Fund Summary" and "Fund Basics" sections of the prospectus are revised as follows:

Government Portfolio: The Adviser normally invests at least 99.5% of the fund's total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully.

Treasury Only Portfolio: The Adviser normally invests at least 99.5% of the fund's total assets in cash and U.S. Treasury securities.

Treasury Portfolio: The Adviser normally invests at least 99.5% of the fund's total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities.

These policies are subject to change only upon 60 days' prior notice to shareholders.

Effective February 1, 2015, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Government Portfolio on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.07%
Total annual operating expenses	0.21%
Fee waiver and/or expense reimbursementA	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.18%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class I of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.18%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 18
3 years	$ 64
5 years	$ 114
10 years	$ 264

Effective February 1, 2015, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Money Market Portfolio on page 7.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.07%
Total annual operating expenses	0.21%
Fee waiver and/or expense reimbursementA	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.18%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class I of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.18%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 18
3 years	$ 64
5 years	$ 114
10 years	$ 264

Effective February 1, 2015, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Prime Money Market Portfolio on page 11.

Management fee	0.14%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.07%
Total annual operating expenses	0.21%
Fee waiver and/or expense reimbursementA	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.18%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class I of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.18%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 18
3 years	$ 64
5 years	$ 114
10 years	$ 264

Effective February 1, 2015, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Tax-Exempt Portfolio on page 15.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.08%
Total annual operating expenses	0.22%
Fee waiver and/or expense reimbursementA	0.04%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.18%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class I of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.18%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 18
3 years	$ 65
5 years	$ 118
10 years	$ 275

Effective February 1, 2015, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Treasury Only Portfolio on page 19.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.07%
Total annual operating expenses	0.21%
Fee waiver and/or expense reimbursementA	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.18%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class I of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.18%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 18
3 years	$ 64
5 years	$ 114
10 years	$ 264

Effective February 1, 2015, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section for Treasury Portfolio on page 23.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.14%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.07%
Total annual operating expenses	0.21%
Fee waiver and/or expense reimbursementA	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.18%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class I of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.18%. This arrangement will remain in effect through May 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 18
3 years	$ 64
5 years	$ 114
10 years	$ 264